Loans and borrowings	6 Months Ended
Jun. 30, 2026
Borrowing costs [abstract]
Loans and borrowings
Note 13 - Loans and borrowings

	Working capital loans from banks	Convertible instruments	Club Loan	Borrowing collateralized with tooling	Market RCFs	Total
Balance as of January 1, 2026	3,250,586	1,621,975	998,840	333,696	154,808	6,359,905
New borrowings	1,600,385	—	—	14,274	126,542	1,741,201
Payments	(1,426,590)	—	—	(13,460)	(182,802)	(1,622,852)
Debt-to-equity conversion	—	(639,641)	—	—	—	(639,641)
Derecognition of debt	—	(1,336,256)	—	—	—	(1,336,256)
Recognition of debt	—	1,336,256	—	—	—	1,336,256
Debt modification	—	—	—	7,776	—	7,776
Transaction costs and amortization	639	(1,165)	2,414	—	—	1,888
Accrued interest	79,081	66,398	30,688	—	1,310	177,477
Interest payments	(75,741)	(42,826)	(31,783)	—	(1,566)	(151,916)
Effect of foreign currency exchange differences	31,572	—	(11,288)	9,152	101	29,537
Balance as of June 30, 2026	3,459,932	1,004,741	988,871	351,438	98,393	5,903,375
of which current	3,459,932	339,398	988,871	69,961	98,393	4,956,555
of which non-current	—	665,343	—	281,477	—	946,820

Balance as of January 1, 2025	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
New borrowings	1,782,031	—	—	—	172,208	1,954,239
Payments	(1,266,167)	—	—	(15,934)	(173,715)	(1,455,816)
Transaction costs and amortization	484	(786)	1,661	—	—	1,359
Debt modification	—	—	—	3,225	—	3,225
Accrued interest	76,278	58,337	32,970	—	3,785	171,370
Interest payments	(66,926)	(47,668)	(16,802)	—	(3,691)	(135,087)
Effect of foreign currency exchange differences	57,697	—	44,880	2,266	15,771	120,614
Balance as of June 30, 2025	3,010,591	1,310,289	995,884	114,435	167,606	5,598,805
of which current	3,010,591	53,438	22,107	16,451	167,606	3,270,193
of which non-current	—	1,256,851	973,777	97,984	—	2,328,612
Convertible instruments
On March 31, 2026, the Company entered into a conversion and amendment agreement in respect of its Snita Term Loan Facility. Under the agreement, approximately $275.7 million of principal was converted into equity, resulting in the issuance of 16,150,000 ADSs representing 484,500,000 Class A ordinary shares, at a conversion price of $16.97 per ADS (for further information, see Note 11 - Equity). Accrued interest related to the converted portion of the loan was settled in cash. In addition, the agreement provided for a second debt-to-equity conversion which occurred on June 30, 2026, when a further approximately $65.6 million of principal was converted into equity, resulting in the issuance of approximately 3,900,000 ADSs representing approximately 115,900,000 Class A ordinary shares, at a conversion price of $16.97 per ADS.
On March 31, 2026, the Company also amended the shareholder loan to extend its maturity date from December 29, 2028 to December 31, 2031 and amend the applicable interest rate from the floating six-month SOFR rate plus 4.97% per annum to the floating six-month SOFR rate plus 5.40% per annum, effective from the next interest payment date in 2026.
Management concluded that the March 31, 2026 conversion and amendment constituted a substantial modification of the Snita Term Loan Facility under IFRS 9. Accordingly, the original financial liability was derecognized and the amended financial liability was recognized at fair value. The Company recognized a loss on substantial modification and extinguishment of debt of $1.6 million within finance expense during the six months ended June 30, 2026, as the fair value of the consideration transferred exceeded the carrying amount of the original financial liability immediately prior to the modification.
On June 30, 2026, and upon satisfaction of the relevant closing conditions, the Company completed the previously announced conversion with Geely, originally agreed upon on December 19, 2025. An aggregate amount of $300.0 million, consisting of $250.0 million of principal and $50.0 million of accrued interest under the Geely Term Loan Facility, was converted into equity. As a result, the Company issued 15,511,892 Class A ADSs, representing 465,356,760 Class A ordinary shares, at a conversion price of $19.34 per ADS (see Note 11 - Equity).
On June 3, 2026, the Company amended its separate subordinated term loan facility with Geely, under which $300.0 million was outstanding. The amendment extended the maturity date from June 17, 2026 to June 30, 2027, increased the interest rate from Term SOFR plus 3.00% per annum to Term SOFR plus 3.20% per annum, changed the interest period from one month to three months and provided for accrued interest to be paid at maturity. Management accounted for the June 3, 2026 amendment as a repayment of the original loan and simultaneous drawdown of a new loan. The new loan was recognized at fair value, which was determined to be equivalent to the carrying amount of the original loan and, accordingly, no gain or loss was recognized.